Property plant and equipment net (Details Narrative) ¥ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Bank loans		$ 88,000		$ 92,000
ZHEJIANG TIANLAN
Bank loans | ¥	¥ 13,518		¥ 20,029
ZHEJIANG TIANLAN | Property, Plant and Equipment [Member]
Bank loans		$ 1,524,000		$ 34,403,000